Document and Entity Information	Apr. 14, 2023
Cover [Abstract]
Entity Address, Country	NL
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001651311
Document Type	8-K
Document Period End Date	Apr. 14, 2023
Entity Registrant Name	MERUS N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-37773
Entity Address, Address Line One	Uppsalalaan 17
Entity Address, Postal Zip Code	3584 CT
Entity Address, City or Town	Utrecht
City Area Code	+31 30
Local Phone Number	253 8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, €0.09 nominal value per share
Trading Symbol	MRUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false